Retirement Plans - Schedule of Accumulated Other Comprehensive Loss Expected to Recognized as Components of Net Periodic Benefit Costs (Details) - Pension Plan $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Amortization of:
Net actuarial loss	$ 2.1
Total	$ 2.1